(Loss)/Earnings Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
(Loss)/Earnings Per Common Share [Abstract]
Net Income	$ 3,086	$ 5,034	$ 6,066
Less: Dividends of preferred shares	0	0	(6,010)
Less: Deemed dividend on Series E Shares conversion	0	0	(22,426)
Net (Loss)/Income attributable to common shareholders	$ 3,086	$ 5,034	$ (22,370)
Earnings per share [Abstract]
Weighted average common shares outstanding, basic (in shares)	4,626,197	4,626,197	1,798,761
Weighted average common shares outstanding, diluted (in shares)	4,626,197	4,626,197	1,798,761
(Loss)/Earnings per share, basic (in dollars per share)	$ 0.67	$ 1.09	$ (12.44)
(Loss)/Earnings per share, diluted (in dollars per share)	$ 0.67	$ 1.09	$ (12.44)
Series E Shares [Member]
Earnings Per Common Share [Abstract]
Antidilutive securities excluded from computation of diluted earnings per share (in shares)	0	0	1,177,547